                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21186
                 ----------------------------------------------

                        WILLIAMS CAPITAL MANAGEMENT TRUST
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                650 FIFTH AVENUE
                            NEW YORK, NEW YORK 10019
 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                  Copy to:

State Street Bank and Trust Company            Sidley Austin Brown & Wood LLP
Karen Jacoppo-Wood, Esq.                       Frank P. Bruno, Esq.
P.O. Box 5049                                  787 Seventh Avenue
Boston, Massachusetts 02206                    New York, New York 10019



Registrant's telephone number, including area code:  (212) 373-4240
                                                     --------------

Date of fiscal year end:  October 31

Date of reporting period:  October 31, 2003

                          ITEM 1: SHAREHOLDER REPORT.

                                ---------------

                                WILLIAMS CAPITAL
                               LIQUID ASSETS FUND

                                ---------------

        A SERIES OF THE WILLIAMS CAPITAL MANAGEMENT TRUST (THE "TRUST")

                                OCTOBER 31, 2003

                                 ANNUAL REPORT

                              INSTITUTIONAL SHARES

              INVESTMENT ADVISER: WILLIAMS CAPITAL MANAGEMENT, LLC

TABLE OF CONTENTS

PRESIDENT'S LETTER....................................     4
PORTFOLIO OF INVESTMENTS..............................     6
STATEMENT OF ASSETS AND LIABILITIES...................    15
STATEMENT OF OPERATIONS...............................    16
STATEMENT OF CHANGES IN NET ASSETS....................    17
FINANCIAL HIGHLIGHTS..................................    18
NOTES TO FINANCIAL STATEMENTS.........................    19
REPORT OF INDEPENDENT AUDITORS........................    22
TRUSTEES AND OFFICERS INFORMATION.....................    23

-------------------------------------------------------------------------

  An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investor should consider investment objectives, risks, charges and expenses before investing. This material must be preceeded or accompanied by a current prospectus. To obtain an additional prospectus, which contains this or more complete information call 866-WCM-Fund or write: Dail St. Claire, President, Williams Capital Liquid Assets Fund, Williams Capital Management Trust, 650 Fifth Avenue, 11th floor, New York, NY 10019. Please read the prospectus carefully before investing.

  Moody's money market fund ratings are opinions of the investment quality of shares in mutual funds, which principally invest in short-term fixed income obligations. The ratings are not intended to consider the prospective performance of a fund with respect to appreciation, volatility of net asset value, or yield. Money market funds rated AAA are judged to be of an investment quality similar to AAA-rated fixed income obligations, that is, they are judged to be of the best quality.

  Standard & Poor's money market fund rating is a safety rating, expressing Standard & Poor's opinion of the ability of a fund to maintain principal value and to limit exposure to loss. Standard & Poor's 'AAAm' rating is the highest assigned to money market mutual funds. The rating is based on Standard & Poor's analysis of the Fund's credit quality, liquidity, management, investment guidelines, strategies, and internal controls. The 'm' denotes a money market fund and distinguishes the money market fund rating from a Standard & Poor's traditional debt rating.

  The Williams Capital Liquid Assets Fund is distributed by ALPS Distributors, Inc.

WILLIAMS CAPITAL LIQUID ASSETS FUND
PRESIDENT'S LETTER

Dear Shareholder:

  Enclosed please find the annual report of the AAA-rated Williams Capital Liquid Assets Fund (the "Fund") for the period January 15, 2003 through October 31, 2003. We are pleased to report that the Fund's assets grew by 60% during the fiscal year.

  Our investment objective of providing shareholders with a high level of current income consistent with the goals of capital preservation is always paramount when we determine the Fund's investment strategy. Our sector decisions for the period were principally marked by the following themes:

  - U.S. Government agency debt to capitalize on its often identical yields relative to credit alternatives. In addition, strategic investment in callable agencies combined with bullet agencies to enhance portfolio yield and maintain credit quality.

  - Asset-backed commercial paper positions to take advantage of higher yields versus corporate commercial paper of comparable quality and liquidity characteristics.

  - Municipal exposure which, in our opinion, often offered better spreads in comparison to similarly rated taxable money market instruments. In addition, municipal securities improved diversity.

  - Floating rate note holdings which, in our opinion, offer excellent relative value versus fixed rate securities in addition to providing insurance against a rise in interest rates. For example, at the end of September, we invested in a floating rate master note that offers daily liquidity and pays a premium to the opening Fed Funds rate.

  Weak economic data dominated the market for most of the fiscal year, with a more positive economic picture emerging in October. This was partly evidenced by October non-farm payrolls rising to +57,000, the first increase since January 2003, and a strong 3(rd) quarter GDP growth rate of 7.2%, according to the preliminary estimates. In addition, new reports showed housing, government spending and business investment accelerating and consumers' job fears easing a bit. During the second half of the fiscal year, the Fed left its federal funds target rate unchanged at 1.0%, after the rate cut of 25bps on June 25(th). The Fed stated at the September 16(th) FOMC meeting that low interest rates could be maintained for a considerable period and reiterated a similar statement at the October 28(th) FOMC meeting. We believe that the Fed will continue to be on hold until they see a trend of stronger economic data, after which time they will modify their accommodative language and ultimately raise their target rate. Exogenous events and geopolitical factors remain a concern.

  Our team is dedicated to providing you with high quality service and we appreciate your investment in the Fund. If you have any comments or questions, please contact us at our toll-free number, 866-WCM-FUND.

                                    Sincerely,

                                    Dail St. Claire
                                    President & Co-Portfolio Manager

WILLIAMS CAPITAL LIQUID ASSETS FUND
PORTFOLIO OF INVESTMENTS
  OCTOBER 31, 2003

-------------------------------------------------------------------------
                                                RATING
                                              (UNAUDITED)
  PRINCIPAL                                  -------------
   AMOUNT                                    S&P   MOODY'S      VALUE
-------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 31.3%
  $   250,000   Federal Farm Credit Bank
                1.480% due 11/07/2003+.....  A-1+     P-1    $    249,938
                Federal Home Loan Bank:
    2,000,000   1.070% due
                12/21/2003+,+++............  A-1+     P-1       1,999,443
    1,000,000   1.200% due 08/20/2004......  A-1+     P-1       1,000,000
    1,000,000   1.400% due 09/13/2004......  A-1+     P-1       1,000,000
    1,800,000   3.125% due 11/14/2003......  A-1+     P-1       1,801,272
      100,000   4.625% due 08/13/2004......  A-1+     P-1         103,814
      200,000   5.400% due 03/01/2004......  A-1+     P-1         202,632
      310,000   6.375% due 11/14/2003......  A-1+     P-1         310,506
    1,000,000   6.500% due 08/13/2004......  A-1+     P-1       1,039,788
      190,000   6.890% due 04/06/2004......  A-1+     P-1         194,424
      100,000   7.310% due 06/16/2004......  A-1+     P-1         102,471
                Federal Home Loan Mortgage
                Corporation:
    2,000,000   1.185% due 08/06/2004......  A-1+     P-1       2,000,000
    1,000,000   1.200% due 07/27/2004......  A-1+     P-1       1,000,000
    2,000,000   1.250% due 08/27/2004......  A-1+     P-1       2,000,000
    1,000,000   1.350% due 11/03/2004......  A-1+     P-1       1,000,000
    1,000,000   1.400% due 11/12/2004......  A-1+     P-1       1,000,000
      500,000   1.480% due 11/06/2003+.....  A-1+     P-1         499,897
    1,000,000   1.520% due 11/19/2004......  A-1+     P-1       1,000,000
    1,893,000   3.250% due 01/15/2004......  A-1+     P-1       1,901,125
      747,000   6.250% due 07/15/2004......  A-1+     P-1         773,153
      150,000   6.810% due 04/01/2004......  A-1+     P-1         153,332

See Notes to Financial Statements.

-------------------------------------------------------------------------
                                                RATING
                                              (UNAUDITED)
  PRINCIPAL                                  -------------
   AMOUNT                                    S&P   MOODY'S      VALUE
-------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
                Federal National Mortgage
                Association:
  $18,000,000   1.000% due 11/03/2003+.....  A-1+     P-1    $ 17,998,188
    2,000,000   1.030% due
                01/07/2004+,+++............  A-1+     P-1       1,998,610
    1,775,000   1.065% due 11/20/2003+.....  A-1+     P-1       1,774,002
    1,000,000   1.080% due 12/10/2003......  A-1+     P-1       1,000,000
    2,000,000   1.180% due 07/27/2004......  A-1+     P-1       2,000,000
    1,500,000   1.250% due 08/27/2004+.....  A-1+     P-1       1,499,942
    1,000,000   1.300% due 08/30/2004......  A-1+     P-1       1,000,000
    1,000,000   1.350% due 10/25/2004......  A-1+     P-1       1,000,000
    1,000,000   1.360% due 09/10/2004......  A-1+     P-1       1,000,000
      500,000   1.500% due 09/24/2004......  A-1+     P-1         500,000
      875,000   1.550% due 11/17/2004+.....  A-1+     P-1         874,595
      120,000   3.625% due 04/15/2004......  A-1+     P-1         121,215
    1,000,000   4.750% due 11/14/2003......  A-1+     P-1       1,001,281
    1,679,000   5.125% due 02/13/2004......  A-1+     P-1       1,697,181
      500,000   5.625% due 05/14/2004......  A-1+     P-1         511,293
      700,000   6.500% due 08/15/2004......  A-1+     P-1         728,548
    1,100,000   Student Loan Marketing
                Association
                4.750% due 04/23/2004......  A-1+     P-1       1,118,341
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $55,154,991)........................................     55,154,991
                                                             ------------
MUNICIPAL BONDS AND NOTES -- 14.4%
  MUNICIPAL - 4.2%
    4,450,000   Detroit, Michigan,
                Sewer Disposal Revenue
                Senior Lien, Series B, (FSA
                Insured), (Dexia Credit
                Local, expires 05/22/2008,
                SPA)
                1.100% due 11/03/2003+++...  A-1+   VMIG1       4,450,000

See Notes to Financial Statements.

WILLIAMS CAPITAL LIQUID ASSETS FUND
PORTFOLIO OF INVESTMENTS
  OCTOBER 31, 2003 (CONTINUED)

-------------------------------------------------------------------------
                                                RATING
                                              (UNAUDITED)
  PRINCIPAL                                  -------------
   AMOUNT                                    S&P   MOODY'S      VALUE
-------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES (CONTINUED)
  MUNICIPAL (CONTINUED)
  $ 3,000,000   Minnesota State Housing
                Finance Agency Residential
                Housing Finance, GO Series
                H, (FSA Capital Management
                Services, expires
                7/22/2004, GIC)
                1.000% due 07/22/2004+.....  A-1+   VMIG1    $  2,992,303
                                                             ------------
                                                                7,442,303
                                                             ------------
  TAXABLE MUNICIPAL - 10.2%
    3,000,000   Catholic Health
                Initiatives, Series C,
                (Helaba International
                Finance PLC, expires
                11/03/2004, SPA)
                1.350% due 11/05/2003+++...  A-1+   VMIG1       3,000,000
                Connecticut State Housing
                Finance Authority:
      325,000   Housing Mortgage Finance
                Program A-4, (AMBAC
                Insured), (FHLB, expires
                03/07/2006, SPA)
                1.070% due 11/06/2003+++...  A-1+   VMIG1         325,000
    2,000,000   Housing Mortgage Finance
                Program F-1, (AMBAC
                Insured)
                1.070% due 11/06/2003+++...  A-1+   VMIG1       2,000,000
      270,000   Durham, North Carolina
                Certificates of
                Participation
                1.500% due 06/01/2004......  AA+      Aa2         270,000
    3,100,000   Los Angeles, California,
                Department of Water &
                Power, Subseries B-4, (Bank
                of America N.A., expires
                02/25/2004, SPA)
                1.070% due 11/06/2003+++...  A-1+   VMIG1       3,100,000
    1,000,000   New York State, Series C,
                (Dexia Credit Local,
                expires 03/15/2005, LOC)
                1.400% due 08/05/2004+++...  A-1+   VMIG1       1,000,000

See Notes to Financial Statements.

-------------------------------------------------------------------------
                                                RATING
                                              (UNAUDITED)
  PRINCIPAL                                  -------------
   AMOUNT                                    S&P   MOODY'S      VALUE
-------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES (CONTINUED)
  TAXABLE MUNICIPAL (CONTINUED)
  $ 1,000,000   New York, NY Subseries A-9,
                (FGIC Insured), (FGIC-SPI,
                expires 11/01/2006, SPA)
                1.050% due 11/05/2003+++...  A-1+   VMIG1    $  1,000,000
    1,815,000   North Carolina Housing
                Finance Agency
                Multi-Family, Series D,
                (Wachovia Bank N.A.,
                expires 11/04/2006, SPA)
                1.120% due 11/06/2003+++...  A-1    VMIG1       1,815,000
                Texas State:
    3,400,000   Series B, (Morgan Guaranty
                Trust, expires 12/14/2004,
                SPA)
                1.090% due 11/05/2003+++...  A-1+   VMIG1       3,400,000
    1,000,000   Vets Housing Assistance,
                Series A-2, (Morgan
                Guaranty Trust, expires
                12/14/2004, Liquidation
                Facility)
                1.090% due 11/05/2003+++...  A-1+   VMIG1       1,000,000
    1,000,000   Texas State, Public Finance
                Authority Revenue Taxable,
                Unemployment C-3, (Texas
                State Comptroller, Public
                Series A, Liquidation
                Facility)
                1.150% due 11/05/2003+.....  A-1+   VMIG1       1,000,000
                                                             ------------
                                                               17,910,000
                                                             ------------
TOTAL MUNICIPAL BONDS AND NOTES
(Cost $25,352,303)........................................     25,352,303
                                                             ------------

See Notes to Financial Statements.

WILLIAMS CAPITAL LIQUID ASSETS FUND
PORTFOLIO OF INVESTMENTS
  OCTOBER 31, 2003 (CONTINUED)

-------------------------------------------------------------------------
                                                RATING
                                              (UNAUDITED)
  PRINCIPAL                                  -------------
   AMOUNT                                    S&P   MOODY'S      VALUE
-------------------------------------------------------------------------
CORPORATE BONDS AND NOTES -- 20.5%
  DIVERSIFIED FINANCIAL SERVICES - 10.8%
  $ 7,900,000   Bear Stearns Company, Inc.
                1.133% due 11/03/2003+++...  A-1      P-1    $  7,900,000
                General Electric Capital
                Corporation:
      500,000   1.200% due 11/20/2003......  A-1+     P-1         500,026
    2,000,000   1.323% due 11/03/2003+++...  A-1+     P-1       2,002,887
    1,000,000   7.750% due 11/15/2003......  AAA      Aaa       1,002,512
                Goldman Sachs Group, Inc.:
    5,000,000   1.213% due
                11/03/2003+++,**...........  A-1      P-1       5,000,000
    1,500,000   1.390% due 11/28/2003+.....  A-1      P-1       1,502,416
      100,000   Merrill Lynch & Co., Inc.
                1.420% due 11/08/2003+.....  A-1      P-1         100,111
    1,000,000   Wells Fargo Financial, Inc.
                6.375% due 11/15/2003......  A+       Aa1       1,001,980
                                                             ------------
                                                               19,009,932
                                                             ------------
  FINANCE-BANKS - 8.5%
    3,600,000   Bank One Corporation
                1.410% due 11/20/2003+.....  A-1      P-1       3,603,644
                Citigroup, Inc.:
    1,300,000   1.350% due 11/10/2003+.....  AA-      Aa1       1,301,175
    1,000,000   5.750% due 11/01/2003......  AA-      Aa1       1,000,000
                Royal Bank of Scotland:
    1,000,000   9.375% due 11/15/2003......  A-1      P-1       1,003,054
    2,000,000   10.125% due 03/01/2004.....  A+       Aa3       2,058,770
    4,506,000   UBS Finance, Inc.
                1.040% due 11/03/2003+.....  A-1+     P-1       4,505,740
    1,500,000   Wells Fargo & Co.
                6.125% due 11/01/2003......  A-1      P-1       1,500,000
                                                             ------------
                                                               14,972,383
                                                             ------------

See Notes to Financial Statements.

-------------------------------------------------------------------------
                                                RATING
                                              (UNAUDITED)
  PRINCIPAL                                  -------------
   AMOUNT                                    S&P   MOODY'S      VALUE
-------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (CONTINUED)
  FINANCE-OTHER - 1.2%
  $ 1,000,000   Nationwide Building Society
                1.140% due 01/23/2004+.....  A-1      P-1    $  1,000,000
    1,000,000   Sigma Finance, Inc.
                1.065% due
                11/05/2003+,++.............  A-1+     P-1         999,979
                                                             ------------
                                                                1,999,979
                                                             ------------
TOTAL CORPORATE BONDS AND NOTES
(Cost $35,982,294)........................................     35,982,294
                                                             ------------
ASSET-BACKED COMMERCIAL PAPER -- 31.2%
  CREDIT ARBITRAGE - 1.0%
    1,700,000   Surrey Funding Corporation,
                Years 1&2
                1.060% due 11/03/2003+.....  A-1+     P-1       1,699,900
                                                             ------------
  NON U.S. - 5.8%
    5,234,000   Sydney Capital, Inc., Years
                3&4
                1.060% due 11/19/2003+.....  A-1+     P-1       5,231,226
    4,958,000   Thames Asset Global
                Securities
                1.070% due 11/03/2003+.....  A-1      P-1       4,957,705
                                                             ------------
                                                               10,188,931
                                                             ------------
  OTHER - 3.6%
                Arth Capital Corporation:
    2,000,000   1.070% due 11/14/2003+.....  A-1+     P-1       1,999,227
    4,500,000   1.080% due 11/13/2003+.....  A-1+     P-1       4,498,380
                                                             ------------
                                                                6,497,607
                                                             ------------
  REGULAR - 15.5%
    4,482,000   Clipper Receivables
                Corporation, Years 3&4
                1.050% due 11/03/2003+.....  A-1      P-1       4,481,739
    1,500,000   Galleon Capital Corporation
                1.060% due 11/04/2003+.....  A-1      P-1       1,499,868

See Notes to Financial Statements.

WILLIAMS CAPITAL LIQUID ASSETS FUND
PORTFOLIO OF INVESTMENTS
  OCTOBER 31, 2003 (CONTINUED)

-------------------------------------------------------------------------
                                                RATING
                                              (UNAUDITED)
  PRINCIPAL                                  -------------
   AMOUNT                                    S&P   MOODY'S      VALUE
-------------------------------------------------------------------------
ASSET BACKED COMMERCIAL PAPER (CONTINUED)
  REGULAR (CONTINUED)
                Gramercy Capital
                Corporation:
  $ 5,000,000   1.050% due 11/04/2003+.....  A-1      P-1    $  4,999,563
    3,000,000   1.080% due 11/13/2003+.....  A-1      P-1       2,998,920
    2,150,000   Sheffield Receivables
                Corporation, Years 3&4
                1.060% due 11/13/2003+.....  A-1+     P-1       2,149,240
                Special Purpose Accounts
                Receivable, Years 1&2:
    5,000,000   1.070% due 11/12/2003+.....  A-1      P-1       4,998,365
    2,000,000   1.070% due 11/19/2003+.....  A-1      P-1       1,998,930
    1,080,000   1.070% due 11/03/2003+.....  A-1      P-1       1,079,936
    3,000,000   Steamboat Funding
                Corporation, Years 3&4
                1.060% due 11/07/2003+.....  A-1      P-1       2,999,470
                                                             ------------
                                                               27,206,031
                                                             ------------
  STRUCTURED INVESTMENT VEHICLE - 5.3%
    3,000,000   Sigma Finance, Inc.
                1.115% due 01/26/2004+.....  A-1+     P-1       2,992,009
    2,000,000   Sigma Finance, Inc., Years
                3&4
                1.060% due
                11/19/2003+,++.............  A-1+     P-1       1,998,940
                White Pine Finance LLC:
    2,318,000   1.060% due 11/07/2003+.....  A-1+     P-1       2,317,590
    1,687,000   1.070% due 11/07/2003+.....  A-1+     P-1       1,686,699
      383,000   1.070% due 11/24/2003......  A-1+     P-1         382,738
                                                             ------------
                                                                9,377,976
                                                             ------------
TOTAL ASSET-BACKED COMMERCIAL PAPER
(Cost $54,970,445)........................................     54,970,445
                                                             ------------
OTHER COMMERCIAL PAPER -- 5.3%
  AUTO - 1.8%
    3,250,000   Toyota Motor Credit
                Corporation
                5.625% due 11/13/2003......  A-1+     P-1       3,253,640
                                                             ------------

See Notes to Financial Statements.

-------------------------------------------------------------------------
                                                RATING
                                              (UNAUDITED)
  PRINCIPAL                                  -------------
   AMOUNT                                    S&P   MOODY'S      VALUE
-------------------------------------------------------------------------
OTHER COMMERCIAL PAPER (CONTINUED)
  TAXABLE MUNICIPAL - 2.9%
  $ 5,000,000   Northwestern University,
                1.080% due 11/06/2003+.....  A-1+     P-1    $  4,999,250
                                                             ------------
  TRUCKS - 0.6%
    1,000,000   Paccar Financial
                Corporation:
                1.180% due 12/03/2003+.....  A-1+     P-1       1,000,473
                                                             ------------
TOTAL OTHER COMMERCIAL PAPER
(Cost $9,253,363).........................................      9,253,363
                                                             ------------
   SHARES
-------------
INVESTMENT COMPANY -- 0.0%*
(Cost $229)
          229   State Street Global
                Advisors Money Market
                Fund.......................                  $        229
                                                             ------------
TOTAL INVESTMENTS (COST $180,713,625)............   102.7%    180,713,625
OTHER ASSETS AND LIABILITIES (NET)...............   (2.7)      (4,753,923)
                                                   -------   ------------
NET ASSETS.......................................   100.0%   $175,959,702
                                                   =======   ============

------------
  + Rate represents annualized yield at date of purchase.
 ++ Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933. This security may be resold in transactions exempt from registration to qualified institutional buyers.
+++ Variable rate security. The interest rate shown reflects the rate currently in effect. The maturity date shown represents the next date on which the rate of interest is adjusted.
  * Amount represents less than 0.1% of net assets.
 ** Illiquid security.

See Notes to Financial Statements.

WILLIAMS CAPITAL LIQUID ASSETS FUND
PORTFOLIO OF INVESTMENTS
  OCTOBER 31, 2003 (CONTINUED)

-------------------------------------------------------------------------
ABBREVIATIONS:
AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Federal Guaranty Insurance Corporation
FHLB -- Federal Home Loan Bank
FSA -- Financial Security Assurance
GIC -- Guaranteed Investment Contract
GO -- General Obligation Bond
LOC -- Instruments supported by bank letter of credit
SPA -- Standby Purchase Agreement

See Notes to Financial Statements.

WILLIAMS CAPITAL LIQUID ASSETS FUND STATEMENT OF ASSETS AND LIABILITIES
  OCTOBER 31, 2003

------------------------------------------------------------
ASSETS:
Investments, at value (See accompanying
  schedule)..................................   $180,713,625
Interest receivable..........................        576,498
Receivable from Investment Adviser...........         34,043
Prepaid expenses and other assets............         35,165
                                                ------------
     Total Assets............................    181,359,331
                                                ------------
LIABILITIES:
Payable for investment securities
  purchased..................................      5,155,476
Dividends payable............................         97,090
Professional fees payable....................         61,433
Administration fees payable..................         20,383
Investment advisory fees payable.............         16,514
Custody fees payable.........................         13,128
Trustees' fees and expenses payable..........         12,500
Transfer agency fees payable.................          4,719
Accrued expenses and other payables..........         18,386
                                                ------------
  Total Liabilities..........................      5,399,629
                                                ------------
NET ASSETS...................................   $175,959,702
                                                ============
Investments, at cost.........................   $180,713,625
                                                ============
NET ASSETS CONSIST OF :
Distributions in excess of net investment
  income.....................................   $       (169)
Paid-in capital..............................    175,959,871
                                                ------------
                                                $175,959,702
                                                ============
Net asset value, offering price and
  redemption price per share
  ($175,959,702/175,959,871 shares
  outstanding; unlimited shares authorized,
  no par value)..............................   $       1.00
                                                ============

See Notes to Financial Statements.

WILLIAMS CAPITAL LIQUID ASSETS FUND STATEMENT OF OPERATIONS
  FOR THE PERIOD ENDED OCTOBER 31, 2003(a)

------------------------------------------------------------
INVESTMENT INCOME:
Interest.......................................   $1,379,167
                                                  ----------
EXPENSES:
Investment advisory fees.......................      137,058
Administration fees............................       95,343
Custody fees...................................       66,376
Audit fees.....................................       53,500
Insurance fees.................................       49,447
Trustees' fees and expenses....................       36,741
Legal fees.....................................       19,833
Registration and filing fees...................       18,643
Transfer agency fees...........................        7,866
Other..........................................       38,423
                                                  ----------
  Total Expenses...............................      523,230
Fees waived and expenses reimbursed by
  Investment Adviser...........................     (294,638)
                                                  ----------
Net Expenses...................................      228,592
                                                  ----------
NET INVESTMENT INCOME..........................    1,150,575
                                                  ----------
NET REALIZED GAIN ON INVESTMENTS:
Realized loss on investments...................         (929)
Net increase from payments by affiliates.......        2,025
                                                  ----------
Net realized gain on investments...............        1,096
                                                  ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................   $1,151,671
                                                  ==========

------------
(a) The Williams Capital Liquid Assets Fund commenced operations on January 15, 2003.

See Notes to Financial Statements.

WILLIAMS CAPITAL LIQUID ASSETS FUND STATEMENT OF CHANGES IN NET ASSETS

-----------------------------------------------------------------
                                                  PERIOD ENDED
                                                   OCTOBER 31,
                                                     2003(A)
                                                -----------------
Net investment income........................     $  1,150,575
Net realized gain on investments.............            1,096
                                                  ------------
Net increase in net assets resulting from
  operations.................................        1,151,671
Dividends to shareholders from net investment
  income.....................................       (1,150,744)
Distributions to shareholders from net
  realized gains.............................           (1,096)
Net increase in net assets from Fund share
  transactions...............................      175,859,871
                                                  ------------
Net increase in net assets...................      175,859,702
NET ASSETS:
Beginning of period..........................          100,000
                                                  ------------
End of period................................     $175,959,702
                                                  ============
Distributions in excess of net investment
  income.....................................     $       (169)
                                                  ============
CAPITAL STOCK ACTIVITY(B):
Net proceeds from sale of shares.............     $200,600,000
Net asset value of shares issued for
  reinvestment of dividends..................          365,918
Cost of shares reacquired....................      (25,106,047)
                                                  ------------
Net increase in net assets from Fund share
  transactions...............................     $175,859,871
                                                  ============

------------
(a) The Williams Capital Liquid Assets Fund commenced operations on January 15, 2003.
(b) Since the Fund has sold, redeemed and issued as reinvestment of dividends shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, redemptions and reinvestments is the same as the value shown for such transactions.

See Notes to Financial Statements.

WILLIAMS CAPITAL LIQUID ASSETS FUND
FINANCIAL HIGHLIGHTS,
  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
-------------------------------------------------------------------------

                                                 PERIOD ENDED
                                                 10/31/03(a)
                                                 ------------
Net asset value, beginning of period..........     $   1.00
                                                   --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.........................        0.008
Net realized gain on investments..............        0.000(c)
                                                   --------
Total from investment operations..............        0.008
                                                   --------
LESS DISTRIBUTIONS:
Dividends from net investment income..........       (0.008)
Distributions from net realized gains.........       (0.000)(c)
                                                   --------
Total distributions...........................       (0.008)
                                                   --------
Net asset value, end of period................     $   1.00
                                                   ========
TOTAL RETURN(B)...............................         0.81%
                                                   ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
Net assets, end of period (in 000's)..........     $175,960
Ratio of operating expenses to average net
  assets......................................         0.20%(d)
Ratio of net investment income to average net
  assets......................................         1.01%(d)
Ratio of operating expenses to average net
  assets without expense waivers and
  reimbursements..............................         0.46%(d)

------------
(a) The Williams Capital Liquid Assets Fund -- Institutional Shares commenced operations on January 15, 2003.
(b) Total return represents aggregate total return for the period indicated and is not annualized.
(c) Amount represents less than $0.001 per share.
(d) Annualized.

See Notes to Financial Statements.

WILLIAMS CAPITAL LIQUID ASSETS FUND
NOTES TO FINANCIAL STATEMENTS
  OCTOBER 31, 2003
-------------------------------------------------------------------------

1. ORGANIZATION
  The Williams Capital Management Trust (the "Trust") was organized as a Delaware statutory trust on August 1, 2002. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company. The Williams Capital Liquid Assets Fund (the "Fund"), a series of the Trust, is a money market fund that seeks to provide its shareholders with a level of current income that is consistent with the goals of preservation of capital and liquidity. The Fund commenced operations on January 15, 2003. The Fund offers two classes of shares: Institutional Shares and Service Shares. Service Shares have not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES
  The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION:
  Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Under this method, securities are valued initially at cost when purchased. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees of the Trust. The Fund seeks to maintain a net asset value per share of $1.00.

SECURITY TRANSACTIONS AND INVESTMENT INCOME:
  Security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis.

WILLIAMS CAPITAL LIQUID ASSETS FUND
NOTES TO FINANCIAL STATEMENTS
  OCTOBER 31, 2003 (CONTINUED)
-------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
  Dividends from net investment income are declared daily and paid monthly (if available) by the Fund. The Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL INCOME TAXES:
  The Fund's intent is to qualify as a regulated investment company under the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

3. INVESTMENT ADVISER AND OTHER RELATED PARTY TRANSACTIONS
  The Trust has entered into an investment advisory agreement with Williams Capital Management, LLC (the "Adviser"). Under the agreement, the Adviser provides investment management services to the Fund and is entitled to receive from the Fund a fee, computed daily and payable monthly, at an annual rate of 0.12% of the value of its average daily net assets.

  The Adviser has contractually agreed to waive fees and/or reimburse expenses to cap the total annual operating expenses of the Institutional Shares of the Fund at 0.20%. For the period ended October 31, 2003, the Adviser waived fees and reimbursed expenses of $137,058 and $157,580, respectively.

  Each Trustee of the Fund who is not considered to be "interested" as that term is defined in the 1940 Act (an "Independent Trustee"), is paid a fee of $12,000 per year plus out-of-pocket expenses related to attendance at Board meetings. Trustees who are considered to be "interested" as that term is defined in the 1940 Act receive no remuneration for their services as Trustees.

  Organization expenses incurred in connection with the organization, initial registration and offering of the Trust were borne by the Adviser.

-------------------------------------------------------------------------

4. PAYMENTS BY AFFILIATES
  Included in the Statement of Operations under the caption "Net realized gain on investments" is a realized gain of $1,249 on an investment not meeting the investment guidelines of the Fund. Additionally, included under the same caption is a realized loss of $2,025 on an investment which met the investment guidelines of the Fund as of the acquisition date, but for which the Adviser determined to reimburse a loss on sale.

5. PRINCIPAL SHAREHOLDERS
  As of October 31, 2003, there were three shareholders who owned greater than 10% of the Fund's outstanding shares, representing 76.8% of the Fund.

6. INCOME TAX INFORMATION
  At October 31, 2003, aggregate cost for federal income tax purposes was $180,713,625.

  The tax character of distributions was $1,151,840 paid from ordinary income during the period ended October 31, 2003. As of October 31, 2003, the Fund had no distributable earnings and no differences between book earnings and tax earnings.

REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
WILLIAMS CAPITAL LIQUID ASSETS FUND

  In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Williams Capital Liquid Assets Fund (the "Fund") at October 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for the period January 15, 2003 (commencement of operations) through October 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, NY
December 19, 2003

WILLIAMS CAPITAL LIQUID ASSETS FUND
TRUSTEES AND OFFICERS INFORMATION
  OCTOBER 31, 2003 (UNAUDITED)
-------------------------------------------------------------------------
  The following table provides biographical information with respect to each Trustee and officer of the Trust.

                                      TERM OF                              NUMBER OF
                        POSITION(S)  OFFICE AND                          FUNDS IN FUND
                           HELD      LENGTH OF                              COMPLEX           OTHER
                           WITH         TIME      PRINCIPAL OCCUPATION    OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS, AND AGE     TRUST       SERVED    DURING PAST FIVE YEARS     TRUSTEE      HELD BY TRUSTEE
----------------------  -----------  ----------  ----------------------  -------------   ---------------
INDEPENDENT TRUSTEES:
Brian J. Heidtke        Trustee      Term:       President of The              1         None
585 Sparrowbush Road                 Indefinite  Heidtke Foundation
Wyckoff, NJ 07481                                (philanthropy) (1998
Age 63                               Elected:    to present); Vice
                                     December    President, Finance and
                                     2002        Corporate Treasurer,
                                                 Colgate Palmolive
                                                 Company (consumer
                                                 products) (1986 to
                                                 2000)
Desmond G. FitzGerald   Trustee      Term:       Chairman, North               1         Chairman, U.S.
25 Carrington Drive                  Indefinite  American Properties                     Guaranteed
Greenwich, CT 06831                              Group (real estate),                    Finance Corp.;
Age 59                               Elected:    (1987 to present)                       Advisory
                                     December                                            Director, Bank
                                     2002                                                of New York;
                                                                                         Director,
                                                                                         Hilliard Farber
                                                                                         & Co., Inc.;
                                                                                         and Director,
                                                                                         Holland Series
                                                                                         Fund, Inc.
John E. Hull            Trustee      Term:       Financial Vice                1         None
165 East 74th Street                 Indefinite  President, Andrew W.
New York, NY 10021                               Mellon Foundation
Age 56                               Elected:    (non-profit
                                     December    foundation) (2002 to
                                     2002        present); Deputy
                                                 Comptroller, Office of
                                                 State Comptroller,
                                                 State of New York
                                                 (1973 to 2002)

WILLIAMS CAPITAL LIQUID ASSETS FUND
TRUSTEES AND OFFICERS INFORMATION
  OCTOBER 31, 2003 (UNAUDITED) (CONTINUED)
-------------------------------------------------------------------------

                                      TERM OF                              NUMBER OF
                        POSITION(S)  OFFICE AND                          FUNDS IN FUND
                           HELD      LENGTH OF                              COMPLEX           OTHER
                           WITH         TIME      PRINCIPAL OCCUPATION    OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS, AND AGE     TRUST       SERVED    DURING PAST FIVE YEARS     TRUSTEE      HELD BY TRUSTEE
----------------------  -----------  ----------  ----------------------  -------------   ---------------
Marc P. Weill           Trustee      Term:       Founder, WST Partners         1         Director,
c/o Williams Capital                 Indefinite  LLC (investment                         Acartha Group
Management, LLC                                  management) (2001 to
650 Fifth Avenue                     Elected:    present); Chief
11th Floor                           June 2003   Executive Officer,
New York, NY 10019                               Citigroup Investments,
Age 48                                           Inc. (financial
                                                 services) (1992-2000);
                                                 and Chairman,
                                                 Travelers Asset
                                                 Management
                                                 International Company,
                                                 LLC (financial
                                                 services) (1991-1998)
INTERESTED TRUSTEES:
Christopher J.          Trustee,     Term:       Chairman and Chief            1         Director,
Williams                Chairman of  Indefinite  Executive Officer of                    Harrah's
Williams Capital        the Board                Williams Capital                        Entertainment,
Management, LLC         of           Elected:    Management, LLC (2002                   Inc.
650 Fifth Avenue        Trustees,    December    to present); Chairman
11th Floor              and          2002        and Chief Executive
New York, NY 10019      Chairman                 Officer of The
Age 46                  and                      Williams Capital
                        Treasurer                Group, L.P. (one of
                        of the Fund              the largest
                                                 minority-owned
                                                 investment banks in
                                                 the U.S.) (1994 to
                                                 present); and former
                                                 Senior Vice President,
                                                 Lehman Brothers, Inc.
                                                 (from 1984 to 1992)

-------------------------------------------------------------------------

                                      TERM OF                              NUMBER OF
                        POSITION(S)  OFFICE AND                          FUNDS IN FUND
                           HELD      LENGTH OF                              COMPLEX           OTHER
                           WITH         TIME      PRINCIPAL OCCUPATION    OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS, AND AGE     TRUST       SERVED    DURING PAST FIVE YEARS     TRUSTEE      HELD BY TRUSTEE
----------------------  -----------  ----------  ----------------------  -------------   ---------------
Dail St. Claire         Trustee,     Term:       Managing Director of          1         None
Williams Capital        President    Indefinite  Williams Capital
Management, LLC         and                      Management, LLC (2002
650 Fifth Avenue        Secretary    Elected:    to present); First
11th Floor              of the Fund  December    Vice President of
New York, NY 10019                   2002        Amalgamated Bank (2000
Age 43                                           to 2001); Principal
                                                 and Portfolio Manager
                                                 for Utendahl Capital
                                                 Management, L.P. (1993
                                                 to 2000); and Senior
                                                 Investment Officer for
                                                 the New York City
                                                 Comptroller's Office
                                                 (1989 to 1993)

INVESTMENT ADVISER
Williams Capital Management, LLC
650 Fifth Avenue, 11th floor
New York, NY 10019

FUND ADMINISTRATOR,
CUSTODIAN, FUND ACCOUNTING
AGENT AND TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR
ALPS Distributors, Inc.
1625 Broadway, Suite 2200
Denver, CO 80202

TRUST LEGAL COUNSEL
Sidley Austin Brown & Wood LLP
787 Seventh Avenue
New York, NY 10019

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period, October 31, 2003, Williams Capital Management Trust (the "Trust") has adopted a Code of Ethics for Principal Executive and Senior Financial Officers (the "Sarbanes-Oxley Code of Ethics").

(b) No information need be disclosed pursuant to this paragraph.

(c) There have been no amendments to the Trust's Sarbanes-Oxley Code of Ethics since its adoption.

(d) There have been no waivers granted by the Trust to individuals covered by the Trust's Sarbanes-Oxley Code of Ethics since its adoption.

(e) Not applicable.

(f)(1) A copy of the Trust's Sarbanes-Oxley Code of Ethics is attached as an exhibit to this Form N-CSR filing.

      (2) Not applicable.

      (3) Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Board of Trustees of the Trust has determined that the Trust has one Board member serving on the Trust's Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert."

      (2) Brian J. Heidtke is the Trust's audit committee financial expert. The Board has determined that Mr. Heidtke is "independent" for the purposes of Item 3 of Form N-CSR.

      (3) Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirements not yet effective with respect to the Trust.

ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES.

Not applicable.

ITEM 6. [RESERVED].

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

ITEM 10. CONTROLS AND PROCEDURES.

(a) Within 90 days of the filing date of this Form N-CSR, Dail St. Claire, the Trust's President, and Christopher J. Williams, the Trust's Treasurer, reviewed the Trust's disclosure controls and procedures (the "Procedures") and evaluated their effectiveness. Based on their review, Ms. St. Claire and Mr. Williams determined that the Procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission's rules and regulations.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS

(a)(1) The Trust's Sarbanes-Oxley Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

      (2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the "1940 Act") are attached hereto.

      (3) Not applicable.

(b) The certifications required by Rule 30a-2(b) under the 1940 Act and Sections 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WILLIAMS CAPITAL MANAGEMENT TRUST

By:      /s/Dail St. Claire
         ------------------
         Dail St. Claire
         President of the Williams Capital Management Trust

By:      /s/Christopher J. Williams
         --------------------------
         Christopher J. Williams
         Treasurer of the Williams Capital Management Trust

Date:    January 5, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Dail St. Claire
         ------------------
         Dail St. Claire
         President of the Williams Capital Management Trust

By:      /s/Christopher J. Williams
         --------------------------
         Christopher J. Williams
         Treasurer of the Williams Capital Management Trust

Date:    January 5, 2004